FINANCIAL RISK MANAGEMENT - Schedule of financial assets at carrying value and fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Convertible Bond | Financial Liabilities at Fair Value
Disclosure of financial liabilities [line items]
Carrying value	$ 82,399	$ 138,422
Fair value	82,399	138,422
Lease Liabilities | Financial Liabilities at Fair Value
Disclosure of financial liabilities [line items]
Carrying value	29,914	33,123
Fair value	29,914	33,123
Trade and other payables | Financial Liabilities at Fair Value
Disclosure of financial liabilities [line items]
Carrying value	66,611	72,528
Fair value	66,611	72,528
Financial Assets at Fair Value Through Profit or Loss | Cash and cash equivalents, including restricted cash
Disclosure of financial assets [line items]
Carrying value	56,449	63,269
Fair value	56,449	63,269
Financial Assets at Fair Value Through Profit or Loss | Marketable securities
Disclosure of financial assets [line items]
Carrying value	112,949	151,683
Fair value	112,949	151,746
Financial Assets at Fair Value Through Profit or Loss | Trade and other receivables
Disclosure of financial assets [line items]
Carrying value	54,823	46,158
Fair value	$ 54,823	$ 46,158